UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond

            Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 –  Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,338,727
6.00%, 6/01/39	450	522,171
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	1,275	1,315,851

		3,176,749
Arizona — 8.0%
Arizona Board of Regents, RB, Arizona State University, Series C, 5.50%, 7/01/26	200	233,286
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	2,200	2,358,598
County of Pima Arizona IDA, Refunding, IDRB, Tucson Electric Power Co. Project, Remarketing, Series B, 5.75%, 9/01/29	900	903,591
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,083,562
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,703,670
5.00%, 12/01/37	2,065	2,353,481
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	750	833,295
University Medical Center Corp., RB, 6.50%, 7/01/39	500	582,460
University Medical Center Corp., Refunding RB, 6.00%, 7/01/39	900	1,061,550

		14,113,493
Arkansas — 4.1%
Arkansas State University, RB, Jonesboro Campus, Series B:
4.00%, 12/01/28	400	425,840
4.88%, 12/01/43	690	752,183
City of Benton Arkansas, RB, 4.00%, 6/01/39	905	954,069
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,200	1,338,048
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	2,250	2,298,172
Municipal Bonds	Par (000)	Value
Arkansas (concluded)
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42 (a)	$465	$509,068
University of Arkansas, RB, Fort Smith Campus, Series B, 4.00%, 6/01/39	920	947,462

		7,224,842
California — 18.6%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	1,900	2,278,556
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,346,809
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (b)	1,000	920,200
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	2,000	2,271,280
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (c)	4,500	60,750
Dinuba California Unified School District, GO, Election of 2006 (AGM), 5.75%, 8/01/33	500	585,710
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (b)	1,650	1,344,602
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (c)	8,000	2,776,640
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (c)	1,500	823,800
0.00%, 8/01/33 (c)	4,000	1,432,360
0.00%, 8/01/39 (b)	2,000	1,459,120
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (b)	2,800	2,749,936
State of California, GO, Various Purposes, 6.00%, 3/01/33	1,000	1,222,720
State of California, Refunding, GO,Various Purposes:
5.75%, 4/01/31	2,000	2,355,020
6.50%, 4/01/33	1,950	2,380,346
5.00%, 2/01/38	3,000	3,387,900
5.50%, 3/01/40	2,350	2,700,267

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, Refunding, GO,Various Purposes (concluded):
4.00%, 10/01/44	$1,500	$1,526,850

		32,622,866
Colorado — 1.3%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,241,617
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	866,317
University of Northern Colorado Greely, Refunding RB, Institutional Enterprise, Series A, 4.00%, 6/01/35	250	263,138

		2,371,072
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	350	380,226
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	598,846

		979,072
Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,363,344
Florida — 4.6%
County of Lee Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/28	2,000	2,227,360
County of Miami-Dade Florida, RB, AMT, Seaport, Series B, 6.00%, 10/01/31	4,135	4,960,346
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/36	125	133,502
Municipal Bonds	Par (000)	Value
Florida (concluded)
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	$910	$678,824

		8,000,032
Georgia — 0.5%
Savanah Colleges of Art, RB, 4.00%, 4/01/32	830	828,730
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	435,228
Idaho — 1.9%
Idaho Health Facilities Authority, RB, St. Lukes Health system project Series A, 5.00%, 3/01/39	1,230	1,338,215
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	1,750	2,033,640

		3,371,855
Illinois — 5.1%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	2,000	2,036,080
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 1/01/41	870	935,737
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	745,545
Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 11/01/39	650	751,023
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	210	210,011
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,010	1,146,390
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,092,880
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,150	1,345,190

2	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, GO, 5.00%, 2/01/39	$665	$695,836

		8,958,692
Indiana — 0.6%
Indiana Finance Authority, Refunding RB, U.S. Steel Corp. Project, 6.00%, 12/01/26	1,000	1,109,200
Iowa — 2.5%
Iowa Higher Education Loan Authority, Refunding RB:
4.00%, 12/01/44	2,800	2,832,284
Private College Facility, Upper Iowa University Project, 5.75%, 9/01/30	500	513,740
Private College Facility, Upper Iowa University Project, 6.00%, 9/01/39	1,000	1,027,270

		4,373,294
Kansas — 2.8%
County of Seward Kansas Unified School District No. 480, GO, Refunding, 5.00%, 9/01/39	4,000	4,479,320
County of Wyandotte-Kansas City Unified Government Utility System, Refunding RB, Series A, 5.00%, 9/01/44	400	445,020

		4,924,340
Kentucky — 1.8%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,830	2,076,812
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier (b):
0.00%, 7/01/34	500	350,795
Series C, 0.00%, 7/01/39	830	571,439
Series C, 0.00%, 7/01/43	270	183,759

		3,182,805
Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	860	966,459
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,258,184
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	$400	$445,608

		2,670,251
Maryland — 0.2%
County of Anne Arundel Maryland Consolidated, Special Taxing District, Villages at Two Rivers Prpoject”:
5.13%, 7/01/36	170	172,501
5.25%, 7/01/44	170	172,164

		344,665
Michigan — 3.6%
Michigan Finance Authority, RB, Detroit Water and Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	240	247,478
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,163,189
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (f)	1,950	2,480,322
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,453,238

		6,344,227
Minnesota — 3.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	4,600	5,387,934
University of Minnesota, GO, Series B, 4.00%, 1/01/35	1,000	1,060,220

		6,448,154
Mississippi — 3.3%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	447,020

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	$845	$922,512
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,990,240
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,100	2,361,156

		5,720,928
Missouri — 3.0%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	966,321
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	555,375
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	337,853
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	550,595
Heartland Regional Medical Center, 4.13%, 2/15/43	400	406,472
University of Central Missouri, Series C-2, 4.00%, 10/01/28	400	423,828
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,116,400
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/38	800	876,160

		5,233,004
Montana — 1.1%
State of Montana Board of Regents, RB, 5.00%, 11/15/43	1,750	1,987,930
Nebraska — 1.6%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	600	646,698
Municipal Bonds	Par (000)	Value
Nebraska (concluded)
Douglas County Hospital Authority No. 2, RB, Madonna Rehabilitation Hospital Project series 2014:
4.00%, 5/15/33	$1,220	$1,229,565
5.00%, 5/15/44	250	269,943
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	250	283,257
4.00%, 1/01/44	400	411,036

		2,840,499
Nevada — 1.6%
City of Las Vegas Nevada, Special Assessment, No. 809 Summerlin Area, 5.65%, 6/01/23	1,220	1,232,554
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,000	1,048,520
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	602,588

		2,883,662
New Jersey — 10.9%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (d)(e)	915	46,391
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	660	715,387
Rutgers-The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	450	510,507
The Goethals Bridge Replacement Project, AMT (AGM), 5.13%, 7/01/42	200	218,116
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	9,256,425
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (f):
7.13%, 6/01/19	630	794,020
7.50%, 6/01/19	800	1,021,408

4	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	$510	$565,340
5.00%, 7/01/25	500	567,800
5.63%, 7/01/37	1,700	1,925,913
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	235	244,238
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 6/15/44	3,030	3,226,344

		19,091,889
New York — 8.3%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (d)(e)	455	5,678
City of New York New York, GO, Fiscal 2014, Sub-Series A-1:
5.00%, 8/01/29	400	466,672
5.00%, 8/01/35	1,580	1,799,020
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (g)	3,165	3,462,099
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,500	1,548,630
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,500	1,648,875
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	3,335	3,836,484
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	800	904,312
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (h)	405	423,265

Municipal Bonds	Par (000)	Value
New York (concluded)
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (h)	$400	$411,632

		14,506,667
North Carolina — 2.1%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,695	2,700,336
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/33	800	920,664

		3,621,000
North Dakota — 0.5%
City of Fargo North Dakota, Refunding RB, University Facilities Development Foundation Project, 3.00%, 12/01/30	400	385,188
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/35	480	516,773

		901,961
Ohio — 1.1%
City of Dayton OH Airport Revenue James M Cox Dayton international airport, Refunding ARB, AMT, 4.00%, 12/01/32	2,000	2,023,240
Oklahoma — 0.8%
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	1,140	1,176,583
Stillwater Utilities Authority, RB, Series A, 4.00%, 10/01/42	250	260,745

		1,437,328
Oregon — 0.9%
Central Oregon Community College District, GO, 4.00%, 6/01/40	450	467,460
County of Umatilla Pendleton Oregon School District No. 16R, GO, Series A, 4.00%, 6/15/38	265	277,426

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oregon (concluded)
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	$750	$872,437

		1,617,323
Pennsylvania — 3.7%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,953,538
Delaware River Port Authority, RB:
4.50%, 1/01/32	1,500	1,651,500
Series D (AGM), 5.00%, 1/01/40	2,600	2,877,602

		6,482,640
Rhode Island — 1.2%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,175,530
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	900	1,018,746

		2,194,276
South Carolina — 0.9%
Spartanburg Sanitation Sewer District, Refunding RB, 4.00%, 3/01/40 (a)	1,500	1,497,090
Tennessee — 2.4%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	1,950	2,192,989
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44 (a)	875	933,091
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	316,014
Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	$800	$860,848

		4,302,942
Texas — 16.4%
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (f):
7.13%, 12/01/18	500	620,210
7.25%, 12/01/18	1,750	2,179,310
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (c)	11,690	2,649,071
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,719,510
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (c)	10,760	3,677,660
Leander ISD, GO, Refunding CAB Series D, 0.00%, 8/15/35 (c)	4,000	1,673,680
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	760	879,305
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,407,040
Texas State Turnpike Authority, RB, CAB (AMBAC), 0.00%, 8/15/35 (c)	45,000	12,999,600

		28,805,386
U.S. Virgin Islands — 1.4%
Virgin Islands Public Finance Authority, Refunding RB, Series C, 4.50%, 10/01/44	2,500	2,435,725
Vermont — 2.9%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	2,360	2,447,485

6	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Vermont (concluded)
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B (AGM), 5.00%, 12/01/34	$1,590	$1,692,412
Vermont Student Assistance Corp., RB, Series A, 4.13%, 6/15/30	1,000	1,011,790

		5,151,687
Virginia — 1.3%
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/46	100	99,885
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	880	998,219
Winchester EDA, Refunding RB, Valley Health System Obligation, Series A, 5.00%, 1/01/44	1,000	1,108,520

		2,206,624
Washington — 0.9%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,607,144
West Virginia — 1.2%
City of Wheeling West Virginia Waterworks & Sewerage System, RB, 5.00%, 6/01/38	1,000	1,110,330
West Virginia Hospital Finance Authority, Refunding RB, Valley Health System Obligation Group Seriies 2014, 5.00%, 1/01/44	900	991,791

		2,102,121
Wisconsin — 1.1%
WPPI Energy Power Supply Systems, Refunding RB, Series A:
5.00%, 7/01/35	670	762,386
5.00%, 7/01/36	330	374,342
5.00%, 7/01/37	665	754,356

		1,891,084
Total Municipal Bonds — 132.8%		233,385,061
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
Colorado — 2.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	$3,750	$3,979,763
New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (j)	1,400	1,528,857
New York — 14.3%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	3,990	4,236,582
City of New York New York Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	450	515,803
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,000	6,674,295
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	405	466,168
Series A, 4.75%, 6/15/30	3,000	3,261,870
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	2,500	2,874,142
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,869,152
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,440,713
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,810,630

		25,149,355
Ohio — 2.0%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,333,660

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	$2,000	$2,202,120

		3,535,780
Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,580	1,762,616
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 20.5%		35,956,371
Total Long-Term Investments (Cost — $245,448,504) — 153.3%		269,341,432
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03%, 12/31/49 (k)(l)	6,214,695	$6,214,695
Total Short-Term Securities (Cost — $6,214,695) — 3.5%		6,214,695
Total Investments (Cost — $251,663,199*) — 156.8%		275,556,127
Liabilities in Excess of Other Assets — (0.2)%		(456,310)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.1%)		(19,500,159)
VMTP Shares, at Liquidation Value — (45.5%)		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$175,699,658

* As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$251,663,199

Gross unrealized appreciation		$25,661,848
Gross unrealized depreciation		(1,178,599)

Net unrealized appreciation		$24,483,249

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital, Inc.	$933,091	$8,846
Stephens, Inc.	$2,006,158	$24,824

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(j)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires from February 15, 2019 to June 15, 2019 is $2,411,645.

8	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
FFI Institutional Tax-Exempt Fund	3,426,637	2,788,058	6,214,695	$235

(l)	Represents the current yield as of report date.

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(214)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$27,188,031	$(81,724)

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$269,341,432	—	$269,341,432
Short-Term Securities	$6,214,695	—	—	6,214,695

Total	$6,214,695	$269,341,432	—	$275,556,127

[1] See above Schedule of Investments for values in each state.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(81,724)	—	—	$(81,724)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$261,000	—	—	$261,000
Liabilities:
TOB trust certificates	—	$(19,494,759)	—	(19,494,759)
VMTP Shares	—	(79,900,000)	—	(79,900,000)

Total	$261,000	$(99,394,759)	—	$(99,133,759)

There were no transfers between levels during the period ended November 30, 2014.

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2014	11

Item 2 –  Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: January 22, 2015